INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,	December 31,
Deferred tax assets:	2015	2014

Net operating loss carry forwards	$6,373,434	$4,983,000
Less valuation allowance	(6,373,434)	(4,983,000)
Net deferred tax asset	$0	$0